Note 14 - Suppliers	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of suppliers [text block]

14.  Suppliers

	12/31/2024	12/31/2023
Brazilian-based suppliers (1)	28,940	53,875
Non-Brazilian-based suppliers	4,945	5,951
	33,885	59,826

(1) Out of the amount recognized in suppliers, $8,100 is related to an ongoing arbitration to which Sigma Brazil is a party, as per Note 30 - Legal claim contingency.

Accounting policy

These amounts represent outstanding liabilities for goods and services provided to the Company prior to year-end. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting year. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.